UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2025

Date of reporting period: June 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A:GCEAX

June 30, 2025

SCAN ME

Please scan QR code for Fund Information

AB Global Core Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCEAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.03%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the AB Global Core Equity Portfolio underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by negative sector selection, with underweights in health care and communication services, and unfavorable allocations in energy and materials contributing to the drag. Security selection had a mixed impact, adding value in financials, consumer-discretionary and real estate, but detracting in health care, energy and materials. Regional selection also detracted from performance, particularly due to underweights in key markets, while currency selection contributed modestly, with gains from select positions partially offset by losses in others.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection within financials, consumer-discretionary and real estate sectors were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within health care, energy and materials sectors were the leading detractors from performance.

Class A:GCEAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	MSCI ACWI (net)
06/15	$9,575	$10,000
06/16	$9,250	$9,627
06/17	$11,267	$11,436
06/18	$12,476	$12,662
06/19	$13,718	$13,390
06/20	$13,652	$13,672
06/21	$18,867	$19,041
06/22	$15,142	$16,042
06/23	$17,381	$18,693
06/24	$19,683	$22,316
06/25	$22,660	$25,923

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charges)	15.13%	10.67%	9.00%
Class A (with sales charges)	10.26%	9.71%	8.52%
MSCI ACWI (net)	16.17%	13.65%	9.99%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/GCEAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$2,838,435,075
# of Portfolio Holdings	63
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (Net)	$20,813,653

Class A:GCEAX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$213,787,316	7.5%
Otis Worldwide Corp.	$112,999,248	4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$95,482,583	3.4%
Marriott International, Inc./MD - Class A	$95,448,099	3.4%
Asahi Group Holdings Ltd.	$90,111,962	3.2%
Flutter Entertainment PLC	$89,286,855	3.1%
Goldman Sachs Group, Inc. (The)	$84,538,614	3.0%
Amazon.com, Inc.	$79,034,370	2.8%
NVIDIA Corp.	$77,390,138	2.7%
Thermo Fisher Scientific, Inc.	$76,987,528	2.7%
Total	$1,015,066,713	35.8%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	25.1%
Financials	17.9%
Consumer Discretionary	14.8%
Industrials	12.5%
Health Care	9.0%
Consumer Staples	6.2%
Communication Services	5.4%
Materials	3.3%
Real Estate	2.6%
Energy	2.6%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.4%

Country Breakdown (% of Net Assets)

Value	Value
United States	61.2%
United Kingdom	9.8%
Denmark	4.9%
China	3.8%
Taiwan	3.4%
Japan	3.2%
Ireland	2.3%
Switzerland	2.3%
France	2.0%
South Korea	1.9%
Hong Kong	1.5%
Canada	1.4%
Germany	1.2%
Others	0.5%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.4%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/GCEAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A:GCEAX

3

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

GCE-A-0153-0625

Class A:GCEAX

4

Advisor Class:GCEYX

June 30, 2025

SCAN ME

Please scan QR code for Fund Information

AB Global Core Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCEYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$84	0.78%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the AB Global Core Equity Portfolio underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by negative sector selection, with underweights in health care and communication services, and unfavorable allocations in energy and materials contributing to the drag. Security selection had a mixed impact, adding value in financials, consumer-discretionary and real estate, but detracting in health care, energy and materials. Regional selection also detracted from performance, particularly due to underweights in key markets, while currency selection contributed modestly, with gains from select positions partially offset by losses in others.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection within financials, consumer-discretionary and real estate sectors were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within health care, energy and materials sectors were the leading detractors from performance.

Advisor Class:GCEYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI ACWI (net)
06/15	$10,000	$10,000
06/16	$9,683	$9,627
06/17	$11,822	$11,436
06/18	$13,124	$12,662
06/19	$14,464	$13,390
06/20	$14,428	$13,672
06/21	$19,989	$19,041
06/22	$16,083	$16,042
06/23	$18,516	$18,693
06/24	$21,017	$22,316
06/25	$24,248	$25,923

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class	15.37%	10.94%	9.26%
MSCI ACWI (net)	16.17%	13.65%	9.99%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/GCEYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$2,838,435,075
# of Portfolio Holdings	63
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (Net)	$20,813,653

Advisor Class:GCEYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$213,787,316	7.5%
Otis Worldwide Corp.	$112,999,248	4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$95,482,583	3.4%
Marriott International, Inc./MD - Class A	$95,448,099	3.4%
Asahi Group Holdings Ltd.	$90,111,962	3.2%
Flutter Entertainment PLC	$89,286,855	3.1%
Goldman Sachs Group, Inc. (The)	$84,538,614	3.0%
Amazon.com, Inc.	$79,034,370	2.8%
NVIDIA Corp.	$77,390,138	2.7%
Thermo Fisher Scientific, Inc.	$76,987,528	2.7%
Total	$1,015,066,713	35.8%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	25.1%
Financials	17.9%
Consumer Discretionary	14.8%
Industrials	12.5%
Health Care	9.0%
Consumer Staples	6.2%
Communication Services	5.4%
Materials	3.3%
Real Estate	2.6%
Energy	2.6%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.4%

Country Breakdown (% of Net Assets)

Value	Value
United States	61.2%
United Kingdom	9.8%
Denmark	4.9%
China	3.8%
Taiwan	3.4%
Japan	3.2%
Ireland	2.3%
Switzerland	2.3%
France	2.0%
South Korea	1.9%
Hong Kong	1.5%
Canada	1.4%
Germany	1.2%
Others	0.5%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.4%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/GCEYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class:GCEYX

3

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

GCE-ADV-0153-0625

Advisor Class:GCEYX

4

Class C:GCECX

June 30, 2025

SCAN ME

Please scan QR code for Fund Information

AB Global Core Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCECX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.78%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the AB Global Core Equity Portfolio underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by negative sector selection, with underweights in health care and communication services, and unfavorable allocations in energy and materials contributing to the drag. Security selection had a mixed impact, adding value in financials, consumer-discretionary and real estate, but detracting in health care, energy and materials. Regional selection also detracted from performance, particularly due to underweights in key markets, while currency selection contributed modestly, with gains from select positions partially offset by losses in others.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection within financials, consumer-discretionary and real estate sectors were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within health care, energy and materials sectors were the leading detractors from performance.

Class C:GCECX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	MSCI ACWI (net)
06/15	$10,000	$10,000
06/16	$9,591	$9,627
06/17	$11,586	$11,436
06/18	$12,729	$12,662
06/19	$13,891	$13,390
06/20	$13,728	$13,672
06/21	$18,822	$19,041
06/22	$15,003	$16,042
06/23	$17,094	$18,693
06/24	$19,201	$22,316
06/25	$21,944	$25,923

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charges)	14.28%	9.84%	8.18%
Class C (with sales charges)	13.28%	9.84%	8.18%
MSCI ACWI (net)	16.17%	13.65%	9.99%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/GCECX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$2,838,435,075
# of Portfolio Holdings	63
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (Net)	$20,813,653

Class C:GCECX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$213,787,316	7.5%
Otis Worldwide Corp.	$112,999,248	4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$95,482,583	3.4%
Marriott International, Inc./MD - Class A	$95,448,099	3.4%
Asahi Group Holdings Ltd.	$90,111,962	3.2%
Flutter Entertainment PLC	$89,286,855	3.1%
Goldman Sachs Group, Inc. (The)	$84,538,614	3.0%
Amazon.com, Inc.	$79,034,370	2.8%
NVIDIA Corp.	$77,390,138	2.7%
Thermo Fisher Scientific, Inc.	$76,987,528	2.7%
Total	$1,015,066,713	35.8%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	25.1%
Financials	17.9%
Consumer Discretionary	14.8%
Industrials	12.5%
Health Care	9.0%
Consumer Staples	6.2%
Communication Services	5.4%
Materials	3.3%
Real Estate	2.6%
Energy	2.6%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.4%

Country Breakdown (% of Net Assets)

Value	Value
United States	61.2%
United Kingdom	9.8%
Denmark	4.9%
China	3.8%
Taiwan	3.4%
Japan	3.2%
Ireland	2.3%
Switzerland	2.3%
France	2.0%
South Korea	1.9%
Hong Kong	1.5%
Canada	1.4%
Germany	1.2%
Others	0.5%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.4%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/GCECX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C:GCECX

3

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

GCE-C-0153-0625

Class C:GCECX

4

Class A:AUUAX

June 30, 2025

SCAN ME

Please scan QR code for Fund Information

AB Select US Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$154	1.42%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the Fund outperformed the S&P 500 Index (the “benchmark”), before sales charges.

The Fund’s outperformance was driven primarily by security selection, which contributed positively across multiple sectors. Investment decisions within financials, communication services and health care added to performance, while sector allocation also contributed, particularly through overweights in consumer-staples and industrials. Industry selection further supported returns, with strong contributions from areas such as tobacco and aerospace & defense.

Performance Highlights

Top contributors to performance:

  During the 12-month period, an overweight to financials and communication services and security selection within health care and consumer-staples were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, underweights to information technology and energy and security selection within industrials and capital markets were the primary detractors from performance.

Class A:AUUAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	S&P 500 Index
06/15	$9,575	$10,000
06/16	$9,742	$10,399
06/17	$11,346	$12,260
06/18	$13,052	$14,023
06/19	$14,237	$15,483
06/20	$14,832	$16,645
06/21	$21,108	$23,436
06/22	$19,413	$20,948
06/23	$22,398	$25,053
06/24	$27,911	$31,204
06/25	$32,587	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charges)	16.75%	17.05%	13.03%
Class A (with sales charges)	11.81%	16.04%	12.54%
S&P 500 Index	15.16%	16.64%	13.65%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$311,709,885
# of Portfolio Holdings	75
Portfolio Turnover Rate	217%
Total Advisory Fees Paid (Net)	$2,648,885

Class A:AUUAX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$22,323,671	7.2%
Microsoft Corp.	$21,237,417	6.8%
Apple, Inc.	$13,958,126	4.5%
Berkshire Hathaway, Inc. - Class B	$13,842,016	4.4%
Amazon.com, Inc.	$12,098,920	3.9%
Alphabet, Inc. - Class A	$10,469,119	3.4%
Meta Platforms, Inc. - Class A	$10,126,595	3.3%
Honeywell International, Inc.	$9,137,279	2.9%
3M Co.	$7,922,113	2.5%
Broadcom, Inc.	$7,286,808	2.3%
Total	$128,402,064	41.2%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	27.4%
Financials	18.2%
Industrials	12.9%
Communication Services	11.8%
Health Care	9.4%
Consumer Discretionary	6.2%
Consumer Staples	6.0%
Energy	3.3%
Utilities	2.2%
Materials	0.6%
Short-Term Investments	2.2%
Other Assets less Liabilities	-0.2%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AUUAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

SUE-A-0153-0625

Class A:AUUAX

3

Advisor Class:AUUYX

June 30, 2025

SCAN ME

Please scan QR code for Fund Information

AB Select US Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$127	1.17%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the Fund outperformed the S&P 500 Index (the “benchmark”), before sales charges.

The Fund’s outperformance was driven primarily by security selection, which contributed positively across multiple sectors. Investment decisions within financials, communication services and health care added to performance, while sector allocation also contributed, particularly through overweights in consumer-staples and industrials. Industry selection further supported returns, with strong contributions from areas such as tobacco and aerospace & defense.

Performance Highlights

Top contributors to performance:

  During the 12-month period, an overweight to financials and communication services and security selection within health care and consumer-staples were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, underweights to information technology and energy and security selection within industrials and capital markets were the primary detractors from performance.

Advisor Class:AUUYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index
06/15	$10,000	$10,000
06/16	$10,191	$10,399
06/17	$11,905	$12,260
06/18	$13,730	$14,023
06/19	$15,012	$15,483
06/20	$15,678	$16,645
06/21	$22,362	$23,436
06/22	$20,614	$20,948
06/23	$23,846	$25,053
06/24	$29,793	$31,204
06/25	$34,857	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class	17.00%	17.33%	13.30%
S&P 500 Index	15.16%	16.64%	13.65%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$311,709,885
# of Portfolio Holdings	75
Portfolio Turnover Rate	217%
Total Advisory Fees Paid (Net)	$2,648,885

Advisor Class:AUUYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$22,323,671	7.2%
Microsoft Corp.	$21,237,417	6.8%
Apple, Inc.	$13,958,126	4.5%
Berkshire Hathaway, Inc. - Class B	$13,842,016	4.4%
Amazon.com, Inc.	$12,098,920	3.9%
Alphabet, Inc. - Class A	$10,469,119	3.4%
Meta Platforms, Inc. - Class A	$10,126,595	3.3%
Honeywell International, Inc.	$9,137,279	2.9%
3M Co.	$7,922,113	2.5%
Broadcom, Inc.	$7,286,808	2.3%
Total	$128,402,064	41.2%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	27.4%
Financials	18.2%
Industrials	12.9%
Communication Services	11.8%
Health Care	9.4%
Consumer Discretionary	6.2%
Consumer Staples	6.0%
Energy	3.3%
Utilities	2.2%
Materials	0.6%
Short-Term Investments	2.2%
Other Assets less Liabilities	-0.2%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AUUYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

SUE-ADV-0153-0625

Advisor Class:AUUYX

3

Class C:AUUCX

June 30, 2025

SCAN ME

Please scan QR code for Fund Information

AB Select US Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$234	2.17%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the Fund outperformed the S&P 500 Index (the “benchmark”), before sales charges.

The Fund’s outperformance was driven primarily by security selection, which contributed positively across multiple sectors. Investment decisions within financials, communication services and health care added to performance, while sector allocation also contributed, particularly through overweights in consumer-staples and industrials. Industry selection further supported returns, with strong contributions from areas such as tobacco and aerospace & defense.

Performance Highlights

Top contributors to performance:

  During the 12-month period, an overweight to financials and communication services and security selection within health care and consumer-staples were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, underweights to information technology and energy and security selection within industrials and capital markets were the primary detractors from performance.

Class C:AUUCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	S&P 500 Index
06/15	$10,000	$10,000
06/16	$10,098	$10,399
06/17	$11,673	$12,260
06/18	$13,329	$14,023
06/19	$14,431	$15,483
06/20	$14,916	$16,645
06/21	$21,069	$23,436
06/22	$19,237	$20,948
06/23	$22,024	$25,053
06/24	$27,227	$31,204
06/25	$31,550	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charges)	15.88%	16.16%	12.18%
Class C (with sales charges)	14.88%	16.16%	12.18%
S&P 500 Index	15.16%	16.64%	13.65%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$311,709,885
# of Portfolio Holdings	75
Portfolio Turnover Rate	217%
Total Advisory Fees Paid (Net)	$2,648,885

Class C:AUUCX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$22,323,671	7.2%
Microsoft Corp.	$21,237,417	6.8%
Apple, Inc.	$13,958,126	4.5%
Berkshire Hathaway, Inc. - Class B	$13,842,016	4.4%
Amazon.com, Inc.	$12,098,920	3.9%
Alphabet, Inc. - Class A	$10,469,119	3.4%
Meta Platforms, Inc. - Class A	$10,126,595	3.3%
Honeywell International, Inc.	$9,137,279	2.9%
3M Co.	$7,922,113	2.5%
Broadcom, Inc.	$7,286,808	2.3%
Total	$128,402,064	41.2%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	27.4%
Financials	18.2%
Industrials	12.9%
Communication Services	11.8%
Health Care	9.4%
Consumer Discretionary	6.2%
Consumer Staples	6.0%
Energy	3.3%
Utilities	2.2%
Materials	0.6%
Short-Term Investments	2.2%
Other Assets less Liabilities	-0.2%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AUUCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

SUE-C-0153-0625

Class C:AUUCX

3

Class I:AUUIX

June 30, 2025

SCAN ME

Please scan QR code for Fund Information

AB Select US Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.15%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the Fund outperformed the S&P 500 Index (the “benchmark”), before sales charges.

The Fund’s outperformance was driven primarily by security selection, which contributed positively across multiple sectors. Investment decisions within financials, communication services and health care added to performance, while sector allocation also contributed, particularly through overweights in consumer-staples and industrials. Industry selection further supported returns, with strong contributions from areas such as tobacco and aerospace & defense.

Performance Highlights

Top contributors to performance:

  During the 12-month period, an overweight to financials and communication services and security selection within health care and consumer-staples were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, underweights to information technology and energy and security selection within industrials and capital markets were the primary detractors from performance.

Class I:AUUIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index
06/15	$10,000	$10,000
06/16	$10,200	$10,399
06/17	$11,910	$12,260
06/18	$13,738	$14,023
06/19	$15,026	$15,483
06/20	$15,695	$16,645
06/21	$22,384	$23,436
06/22	$20,633	$20,948
06/23	$23,877	$25,053
06/24	$29,830	$31,204
06/25	$34,904	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	17.01%	17.33%	13.32%
S&P 500 Index	15.16%	16.64%	13.65%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUIX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$311,709,885
# of Portfolio Holdings	75
Portfolio Turnover Rate	217%
Total Advisory Fees Paid (Net)	$2,648,885

Class I:AUUIX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$22,323,671	7.2%
Microsoft Corp.	$21,237,417	6.8%
Apple, Inc.	$13,958,126	4.5%
Berkshire Hathaway, Inc. - Class B	$13,842,016	4.4%
Amazon.com, Inc.	$12,098,920	3.9%
Alphabet, Inc. - Class A	$10,469,119	3.4%
Meta Platforms, Inc. - Class A	$10,126,595	3.3%
Honeywell International, Inc.	$9,137,279	2.9%
3M Co.	$7,922,113	2.5%
Broadcom, Inc.	$7,286,808	2.3%
Total	$128,402,064	41.2%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	27.4%
Financials	18.2%
Industrials	12.9%
Communication Services	11.8%
Health Care	9.4%
Consumer Discretionary	6.2%
Consumer Staples	6.0%
Energy	3.3%
Utilities	2.2%
Materials	0.6%
Short-Term Investments	2.2%
Other Assets less Liabilities	-0.2%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AUUIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

SUE-I-0153-0625

Class I:AUUIX

3

Class A:SUTAX

June 30, 2025

SCAN ME

Please scan QR code for Fund Information

AB Sustainable US Thematic Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.91%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the AB Sustainable US Thematic Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by security selection, which detracted significantly from results, particularly within the health care, financials and industrials sectors. Sector allocation also detracted, with an underweight in communication services and an overweight in health care being significant key detractors. While currency effects were not a factor due to the Fund’s domestic focus, the overall positioning and stock selection within several sectors weighed on relative performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection within energy, the overweight to industrials and underweight to energy were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within health care, financials and industrials sectors were the leading detractors from performance.

Class A:SUTAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	S&P 500 Index
02/22	$9,575	$10,000
06/22	$7,867	$8,441
06/23	$9,387	$10,095
06/24	$10,826	$12,574
06/25	$11,260	$14,480

Average Annual Total Returns

	1 Year	Since Inception 02/01/22
Class A (without sales charges)	4.00%	4.87%
Class A (with sales charges)	-0.43%	3.54%
S&P 500 Index	15.16%	11.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SUTAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$42,673,675
# of Portfolio Holdings	44
Portfolio Turnover Rate	52%
Total Advisory Fees Paid (Net)	$109,914

Class A:SUTAX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,113,432	5.0%
Microsoft Corp.	$2,078,676	4.9%
Broadcom, Inc.	$1,838,310	4.3%
Flex Ltd.	$1,524,357	3.5%
Visa, Inc. - Class A	$1,474,878	3.4%
Rockwell Automation, Inc.	$1,411,723	3.3%
Intercontinental Exchange, Inc.	$1,346,303	3.2%
Veralto Corp.	$1,218,264	2.9%
SAP SE (Sponsored ADR)	$1,179,908	2.8%
AECOM	$1,178,033	2.7%
Total	$15,363,884	36.0%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	39.8%
Health Care	15.4%
Financials	15.1%
Industrials	13.0%
Consumer Discretionary	4.0%
Consumer Staples	3.9%
Utilities	2.6%
Energy	2.3%
Short-Term Investments	4.1%
Other Assets less Liabilities	-0.2%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/SUTAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

SUT-A-0153-0625

Class A:SUTAX

3

Advisor Class:FFTYX

June 30, 2025

SCAN ME

Please scan QR code for Fund Information

AB Sustainable US Thematic Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/FFTYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$67	0.66%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the AB Sustainable US Thematic Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by security selection, which detracted significantly from results, particularly within the health care, financials and industrials sectors. Sector allocation also detracted, with an underweight in communication services and an overweight in health care being significant key detractors. While currency effects were not a factor due to the Fund’s domestic focus, the overall positioning and stock selection within several sectors weighed on relative performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection within energy, the overweight to industrials and underweight to energy were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within health care, financials and industrials sectors were the leading detractors from performance.

Advisor Class:FFTYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index
06/17	$10,000	$10,000
12/17	$9,910	$9,930
06/18	$11,542	$11,357
06/19	$13,067	$12,541
06/20	$15,050	$13,482
06/21	$21,763	$18,981
06/22	$17,991	$16,966
06/23	$21,507	$20,291
06/24	$24,855	$25,273
06/25	$25,917	$29,106

Average Annual Total Returns

	1 Year	5 Years	Since Inception 06/28/17
Advisor Class	4.27%	11.48%	12.63%
S&P 500 Index	15.16%	16.64%	14.27%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/FFTYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$42,673,675
# of Portfolio Holdings	44
Portfolio Turnover Rate	52%
Total Advisory Fees Paid (Net)	$109,914

Advisor Class:FFTYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,113,432	5.0%
Microsoft Corp.	$2,078,676	4.9%
Broadcom, Inc.	$1,838,310	4.3%
Flex Ltd.	$1,524,357	3.5%
Visa, Inc. - Class A	$1,474,878	3.4%
Rockwell Automation, Inc.	$1,411,723	3.3%
Intercontinental Exchange, Inc.	$1,346,303	3.2%
Veralto Corp.	$1,218,264	2.9%
SAP SE (Sponsored ADR)	$1,179,908	2.8%
AECOM	$1,178,033	2.7%
Total	$15,363,884	36.0%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	39.8%
Health Care	15.4%
Financials	15.1%
Industrials	13.0%
Consumer Discretionary	4.0%
Consumer Staples	3.9%
Utilities	2.6%
Energy	2.3%
Short-Term Investments	4.1%
Other Assets less Liabilities	-0.2%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/FFTYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

SUT-ADV-0153-0625

Advisor Class:FFTYX

3

Class C:SUTCX

June 30, 2025

SCAN ME

Please scan QR code for Fund Information

AB Sustainable US Thematic Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.66%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the AB Sustainable US Thematic Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by security selection, which detracted significantly from results, particularly within the health care, financials and industrials sectors. Sector allocation also detracted, with an underweight in communication services and an overweight in health care being significant key detractors. While currency effects were not a factor due to the Fund’s domestic focus, the overall positioning and stock selection within several sectors weighed on relative performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection within energy, the overweight to industrials and underweight to energy were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within health care, financials and industrials sectors were the leading detractors from performance.

Class C:SUTCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	S&P 500 Index
05/22	$10,000	$10,000
06/22	$9,160	$9,191
06/23	$10,842	$10,992
06/24	$12,407	$13,692
06/25	$12,806	$15,768

Average Annual Total Returns

	1 Year	Since Inception 05/02/22
Class C (without sales charges)	3.22%	8.12%
Class C (with sales charges)	2.38%	8.12%
S&P 500 Index	15.16%	15.43%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SUTCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$42,673,675
# of Portfolio Holdings	44
Portfolio Turnover Rate	52%
Total Advisory Fees Paid (Net)	$109,914

Class C:SUTCX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,113,432	5.0%
Microsoft Corp.	$2,078,676	4.9%
Broadcom, Inc.	$1,838,310	4.3%
Flex Ltd.	$1,524,357	3.5%
Visa, Inc. - Class A	$1,474,878	3.4%
Rockwell Automation, Inc.	$1,411,723	3.3%
Intercontinental Exchange, Inc.	$1,346,303	3.2%
Veralto Corp.	$1,218,264	2.9%
SAP SE (Sponsored ADR)	$1,179,908	2.8%
AECOM	$1,178,033	2.7%
Total	$15,363,884	36.0%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	39.8%
Health Care	15.4%
Financials	15.1%
Industrials	13.0%
Consumer Discretionary	4.0%
Consumer Staples	3.9%
Utilities	2.6%
Energy	2.3%
Short-Term Investments	4.1%
Other Assets less Liabilities	-0.2%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/SUTCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

SUT-C-0153-0625

Class C:SUTCX

3

Class Z:SUTZX

June 30, 2025

SCAN ME

Please scan QR code for Fund Information

AB Sustainable US Thematic Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$67	0.66%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the AB Sustainable US Thematic Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by security selection, which detracted significantly from results, particularly within the health care, financials and industrials sectors. Sector allocation also detracted, with an underweight in communication services and an overweight in health care being significant key detractors. While currency effects were not a factor due to the Fund’s domestic focus, the overall positioning and stock selection within several sectors weighed on relative performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection within energy, the overweight to industrials and underweight to energy were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within health care, financials and industrials sectors were the leading detractors from performance.

Class Z:SUTZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	S&P 500 Index
02/22	$10,000	$10,000
06/22	$8,226	$8,441
06/23	$9,832	$10,095
06/24	$11,361	$12,574
06/25	$11,851	$14,480

Average Annual Total Returns

	1 Year	Since Inception 02/01/22
Class Z	4.31%	5.11%
S&P 500 Index	15.16%	11.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SUTZX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$42,673,675
# of Portfolio Holdings	44
Portfolio Turnover Rate	52%
Total Advisory Fees Paid (Net)	$109,914

Class Z:SUTZX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,113,432	5.0%
Microsoft Corp.	$2,078,676	4.9%
Broadcom, Inc.	$1,838,310	4.3%
Flex Ltd.	$1,524,357	3.5%
Visa, Inc. - Class A	$1,474,878	3.4%
Rockwell Automation, Inc.	$1,411,723	3.3%
Intercontinental Exchange, Inc.	$1,346,303	3.2%
Veralto Corp.	$1,218,264	2.9%
SAP SE (Sponsored ADR)	$1,179,908	2.8%
AECOM	$1,178,033	2.7%
Total	$15,363,884	36.0%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	39.8%
Health Care	15.4%
Financials	15.1%
Industrials	13.0%
Consumer Discretionary	4.0%
Consumer Staples	3.9%
Utilities	2.6%
Energy	2.3%
Short-Term Investments	4.1%
Other Assets less Liabilities	-0.2%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/SUTZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

SUT-Z-0153-0625

Class Z:SUTZX

3

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Jorge A. Bermudez, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit-Related
		Audit Fees	Fees	Tax Fees
AB Select US Equity Portfolio	2024	$36,240	$—	$20,785
	2025	$36,240	$—	$25,616
AB Global Core Equity Portfolio	2024	$44,022	$—	$22,326
	2025	$44,022	$—	$52,152
AB Sustainable US Thematic Portfolio	2024	$31,605	$—	$19,460
	2025	$31,605	$—	$23,836

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Select US Equity Portfolio	2024	$2,095,621	$20,785
			$—
			$(20,785)
	2025	$1,456,000	$25,616
			$—
			$(25,616)
AB Global Core Equity Portfolio	2024	$2,097,162	$22,326
			$—
			$(22,326)
	2025	$1,482,536	$52,152
			$—
			$(52,152)
AB Sustainable US Thematic Portfolio	2024	$2,094,296	$19,460
			$—
			$(19,460)
	2025	$1,454,220	$23,836
			$—
			$(23,836)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

Jorge A. Bermudez	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

June 30, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB GLOBAL CORE EQUITY PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Information Technology – 25.1%
IT Services – 2.3%
Accenture PLC – Class A	222,672	$66,554,434

Semiconductors & Semiconductor Equipment – 9.3%
Applied Materials, Inc.	278,113	50,914,147
NVIDIA Corp.	489,842	77,390,138
QUALCOMM, Inc.	257,085	40,943,357
Taiwan Semiconductor Manufacturing Co., Ltd.	2,611,000	95,482,583

		264,730,225

Software – 11.6%
Microsoft Corp.	429,801	213,787,316
Roper Technologies, Inc.	92,945	52,684,944
Synopsys, Inc.(a)	120,799	61,931,231

		328,403,491

Technology Hardware, Storage & Peripherals – 1.9%
Samsung Electronics Co., Ltd.	1,194,695	52,831,350

		712,519,500

Financials – 17.9%
Capital Markets – 13.4%
B3 SA – Brasil Bolsa Balcao	7,326,800	19,661,840
Blackrock, Inc.	55,630	58,369,778
Cboe Global Markets, Inc.	269,368	62,819,311
CME Group, Inc.	118,399	32,633,132
Goldman Sachs Group, Inc. (The)	119,447	84,538,614
Intermediate Capital Group PLC	2,105,762	55,857,230
Julius Baer Group Ltd.	977,905	66,336,032

		380,215,937

Financial Services – 2.3%
Eurazeo SE	230,290	16,464,059
Visa, Inc. – Class A	134,925	47,905,121

		64,369,180

Insurance – 2.2%
AIA Group Ltd. – Class H	4,746,000	42,991,374
Fidelity National Financial, Inc.	363,792	20,394,179

		63,385,553

		507,970,670

Consumer Discretionary – 14.8%
Broadline Retail – 3.4%
Alibaba Group Holding Ltd. (Sponsored ADR)	160,802	18,236,555
Amazon.com, Inc.(a)	360,246	79,034,370

		97,270,925

ABFunds.com	AB Global Core Equity Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Diversified Consumer Services – 1.6%
Service Corp. International/US	538,329	$43,819,981

Hotels, Restaurants & Leisure – 9.1%
Flutter Entertainment PLC(a)	312,454	89,286,855
Marriott International, Inc./MD – Class A	349,358	95,448,099
Yum China Holdings, Inc.	1,663,730	74,385,368

		259,120,322

Textiles, Apparel & Luxury Goods – 0.7%
Christian Dior SE	37,418	18,749,591

		418,960,819

Industrials – 12.5%
Air Freight & Logistics – 2.6%
DSV A/S	305,405	73,252,716

Building Products – 6.5%
Carrier Global Corp.	967,895	70,840,235
Otis Worldwide Corp.	1,141,176	112,999,248

		183,839,483

Ground Transportation – 0.8%
Uber Technologies, Inc.(a)	251,245	23,441,158

Professional Services – 2.6%
Experian PLC	781,242	40,285,725
Leidos Holdings, Inc.	220,598	34,801,540

		75,087,265

		355,620,622

Health Care – 9.0%
Health Care Providers & Services – 2.0%
Elevance Health, Inc.	147,189	57,250,634

Life Sciences Tools & Services – 2.7%
Thermo Fisher Scientific, Inc.	189,877	76,987,528

Pharmaceuticals – 4.3%
AstraZeneca PLC (Sponsored ADR)	550,263	38,452,378
Haleon PLC	2,810,273	14,443,766
Novo Nordisk A/S – Class B	506,648	35,107,692
Zoetis, Inc.	218,288	34,042,014

		122,045,850

		256,284,012

Consumer Staples – 6.2%
Beverages – 6.2%
Asahi Group Holdings Ltd.	6,741,305	90,111,962
Budweiser Brewing Co. APAC Ltd. – Class H(b)	14,490,600	14,387,480
Carlsberg AS – Class B	214,500	30,391,087

2 AB Global Core Equity Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Coca-Cola Co. (The)	281,148	$19,891,221
Pernod Ricard SA	206,189	20,567,630

		175,349,380

Communication Services – 5.4%
Entertainment – 0.9%
Spotify Technology SA(a)	34,714	26,637,441

Interactive Media & Services – 4.5%
Auto Trader Group PLC(c)	2,021,716	22,899,564
Meta Platforms, Inc. – Class A	104,097	76,832,955
Rightmove PLC	2,623,811	28,398,613

		128,131,132

		154,768,573

Materials – 3.3%
Containers & Packaging – 1.9%
Smurfit WestRock PLC	1,248,602	53,877,176

Metals & Mining – 1.4%
Teck Resources Ltd. – Class B	1,001,694	40,509,116

		94,386,292

Real Estate – 2.6%
Real Estate Management & Development – 2.6%
CBRE Group, Inc. – Class A(a)	294,345	41,243,622
Vonovia SE	931,238	33,015,539

		74,259,161

Energy – 2.6%
Energy Equipment & Services – 1.1%
Schlumberger NV	897,569	30,337,832

Oil, Gas & Consumable Fuels – 1.5%
Shell PLC	1,247,627	43,529,148

		73,866,980

Total Common Stocks (cost $2,197,504,737)		2,823,986,009

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.17%(d)(e)(f) (cost $2,748,634)	2,748,634	2,748,634

ABFunds.com	AB Global Core Equity Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)		U.S. $ Value

Time Deposits – 0.1%
BBH, New York 0.67%, 07/01/2025	DKK	1,789		$282,483
Citibank, London 0.86%, 07/01/2025	EUR	240		282,714
3.17%, 07/01/2025	GBP	204		279,934
HSBC, Hong Kong 0.02%, 07/02/2025	HKD	2,187		278,607
Royal Bank of Canada, Toronto 1.55%, 07/02/2025	CAD	482		354,308
SMBC, Tokyo 0.12%, 07/01/2025	JPY	40,670		282,418
Standard Chartered Bank, Johannesburg 5.16%, 07/01/2025	ZAR	0	*	5

Total Time Deposits (cost $1,760,469)				1,760,469

Total Short-Term Investments (cost $4,509,103)				4,509,103

Total Investments – 99.6% (cost $2,202,013,840)				2,828,495,112
Other assets less liabilities – 0.4%				9,939,963

Net Assets – 100.0%				$2,838,435,075

*	Principal amount less than 500.

(a)	Non-income producing security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $14,387,480 or 0.51% of net assets.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)	The rate shown represents the 7-day yield as of period end.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Affiliated investments.

Currency Abbreviations:

CAD – Canadian Dollar

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

4 AB Global Core Equity Portfolio	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,199,265,206)	$2,825,746,478	(a)
Affiliated issuers (cost $2,748,634)	2,748,634
Unaffiliated dividends and interest receivable	11,728,978
Receivable for investment securities sold and foreign currency transactions	4,229,940
Receivable for capital stock sold	1,193,180
Affiliated dividends receivable	15,339
Receivable due from Adviser	742

Total assets	2,845,663,291

Liabilities
Due to Custodian (includes foreign currency overdraft of $1,261,588 with a cost of $1,257,546)	1,261,840
Payable for capital stock redeemed	2,287,964
Payable for investment securities purchased and foreign currency transactions	1,687,741
Advisory fee payable	1,627,550
Administrative fee payable	49,935
Transfer Agent fee payable	32,204
Directors’ fee payable	9,290
Distribution fee payable	1,341
Accrued expenses	270,351

Total liabilities	7,228,216

Net Assets	$2,838,435,075

Composition of Net Assets
Capital stock, at par	$15,015
Additional paid-in capital	2,030,157,034
Distributable earnings	808,263,026

	$2,838,435,075

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$5,702,648	301,911	$18.89	*

C	$306,760	16,739	$18.33

Advisor	$2,832,425,667	149,828,776	$18.90

(a)	Includes securities on loan with a value of $6,584,312 (see Note E).

*	The maximum offering price per share for Class A shares was $19.73 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Global Core Equity Portfolio 5

STATEMENT OF OPERATIONS

Year Ended June 30, 2025

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $2,248,440)	$47,899,834
Affiliated issuers	274,149
Interest	38,136
Securities lending income, net	9,788
Other income(a)	10,722	$48,232,629

Expenses
Advisory fee (see Note B)	20,826,939
Transfer agency—Class A	687
Transfer agency—Class C	52
Transfer agency—Advisor Class	315,011
Distribution fee—Class A	15,287
Distribution fee—Class C	3,378
Custody and accounting	281,089
Audit and tax	103,806
Administrative	100,644
Legal	66,474
Registration fees	60,254
Directors’ fees	51,029
Printing	50,857
Miscellaneous	129,788

Total expenses	22,005,295
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(13,286)

Net expenses		21,992,009

Net investment income		26,240,620

Realized and Unrealized Gain on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		286,038,085
Foreign currency transactions		669,700
Net change in unrealized appreciation (depreciation) on:
Investments		86,204,850
Foreign currency denominated assets and liabilities		709,372

Net gain on investment and foreign currency transactions		373,622,007

Net Increase in Net Assets from Operations		$399,862,627

(a)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

6 AB Global Core Equity Portfolio	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended June 30, 2025	Year Ended June 30, 2024
Increase in Net Assets from Operations
Net investment income	$26,240,620	$30,742,321
Net realized gain on investment and foreign currency transactions	286,707,785	154,247,164
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	86,914,222	157,084,083

Net increase in net assets from operations	399,862,627	342,073,568
Distributions to Shareholders
Class A	(112,934)	(134,871)
Class C	(5,956)	– 0	–
Advisor Class	(75,995,286)	(27,651,080)
Capital Stock Transactions
Net decrease	(335,669,618)	(25,463,680)

Total increase (decrease)	(11,921,167)	288,823,937
Net Assets
Beginning of period	2,850,356,242	2,561,532,305

End of period	$2,838,435,075	$2,850,356,242

See notes to financial statements.

ABFunds.com	AB Global Core Equity Portfolio 7

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Global Core Equity Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C and Advisor Class shares. Class B, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares have been authorized but currently not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc.

8 AB Global Core Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

(“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect

ABFunds.com	AB Global Core Equity Portfolio 9

NOTES TO FINANCIAL STATEMENTS (continued)

the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management

10 AB Global Core Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$564,205,567		$148,313,933		$	– 0	–	$712,519,500
Financials	326,321,975		181,648,695			– 0	–	507,970,670
Consumer Discretionary	400,211,228		18,749,591			– 0	–	418,960,819
Industrials	242,082,181		113,538,441			– 0	–	355,620,622
Health Care	206,732,554		49,551,458			– 0	–	256,284,012
Consumer Staples	19,891,221		155,458,159			– 0	–	175,349,380
Communication Services	103,470,396		51,298,177			– 0	–	154,768,573
Materials	94,386,292		– 0	–		– 0	–	94,386,292
Real Estate	41,243,622		33,015,539			– 0	–	74,259,161
Energy	30,337,832		43,529,148			– 0	–	73,866,980
Short-Term Investments:
Investment Companies	2,748,634		– 0	–		– 0	–	2,748,634
Time Deposits	1,760,469		– 0	–		– 0	–	1,760,469

Total Investments in Securities	2,033,391,971		795,103,141			– 0	–	2,828,495,112
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total	$2,033,391,971		$795,103,141		$	– 0	–	$2,828,495,112

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and

ABFunds.com	AB Global Core Equity Portfolio 11

NOTES TO FINANCIAL STATEMENTS (continued)

the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

12 AB Global Core Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion of the Fund’s average daily net assets, .65% of the excess over $2.5 billion up to $5 billion, and .60% of the excess of $5 billion. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.15%, 1.90% and .90% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. For the year ended June 30, 2025, there was no such reimbursement. The Expense Caps may not be terminated by the Adviser before October 31, 2025.

ABFunds.com	AB Global Core Equity Portfolio 13

NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended June 30, 2025, the reimbursement for such services amounted to $100,644.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $198,325 for the year ended June 30, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $233 from the sale of Class A shares and received $62 and $29 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended June 30, 2025.

During the year ended June 30, 2025, the Adviser reimbursed the Fund $10,722 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended June 30, 2025, such waiver amounted to $11,174.

14 AB Global Core Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the year ended June 30, 2025 is as follows:

Fund	Market Value 6/30/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$7,458		$450,111	$454,820	$2,749		$274
AB Government Money Market Portfolio*	– 0	–	84,306	84,306	– 0	–	2

Total .					$2,749		$276

*	Investment of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $2,217 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2025, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$1,887,604,581		$2,267,568,732
U.S. government securities	– 0	–	– 0	–

ABFunds.com	AB Global Core Equity Portfolio 15

NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$2,225,384,556

Gross unrealized appreciation	$678,197,637
Gross unrealized depreciation	(75,087,081)

Net unrealized appreciation	$603,110,556

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivative transactions for the year ended June 30, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative

16 AB Global Core Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended June 30, 2025 is as follows:

						AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$6,584,312	$	– 0	–	$6,894,771	$7,966	$1,822	$2,112

*	As of June 30, 2025.

ABFunds.com	AB Global Core Equity Portfolio 17

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Year Ended June 30, 2025	Year Ended June 30, 2024		Year Ended June 30, 2025	Year Ended June 30, 2024

Class A
Shares sold	25,022	53,439		$435,894	$829,097

Shares issued in reinvestment of dividends and distributions	6,307	8,919		110,053	134,141

Shares converted from Class C	104	– 0	–	1,857	– 0	–

Shares redeemed	(208,644)	(919,435)		(3,658,829)	(14,731,537)

Net decrease	(177,211)	(857,077)		$(3,111,025)	$(13,768,299)

Class C
Shares sold	131	405		$2,213	$6,359

Shares issued in reinvestment of dividends and distributions	298	– 0	–	5,074	– 0	–

Shares converted to Class A	(107)	– 0	–	(1,857)	– 0	–

Shares redeemed	(5,965)	(6,898)		(102,689)	(103,218)

Net decrease	(5,643)	(6,493)		$(97,259)	$(96,859)

Advisor Class
Shares sold	18,273,497	28,387,285		$319,485,273	$441,505,372

Shares issued in reinvestment of dividends and distributions	4,028,818	1,553,251		70,262,587	23,407,488

Shares redeemed	(41,437,516)	(30,613,879)		(722,209,194)	(476,511,382)

Net decrease	(19,135,201)	(673,343)		$(332,461,334)	$(11,598,522)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

18 AB Global Core Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended June 30, 2025.

ABFunds.com	AB Global Core Equity Portfolio 19

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2025 and June 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$42,647,328	$27,785,951
Net long-term capital gains	33,466,848	– 0	–

Total taxable distributions paid	$76,114,176	$27,785,951

As of June 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$47,980,635
Undistributed capital gains	156,495,780	(a)
Unrealized appreciation (depreciation)	603,786,612	(b)

Total accumulated earnings (deficit)	$808,263,027

(a)	During the fiscal year, the Fund utilized $44,606,788 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2025, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

20 AB Global Core Equity Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 16.76	$ 14.92	$ 13.52	$ 17.63	$ 12.83

Income From Investment Operations

Net investment income(a)(b)	.11	*	.12	.11	.10	.12

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.39	1.84	1.83	(3.42)	4.77

Net increase (decrease) in net asset value from operations	2.50	1.96	1.94	(3.32)	4.89

Less: Dividends and Distributions

Dividends from net investment income	(.09)	(.12)	(.01)	(.14)	(.09)

Distributions from net realized gain on investment and foreign currency transactions	(.28)	– 0	–	(.53)	(.65)	– 0	–

Total dividends and distributions	(.37)	(.12)	(.54)	(.79)	(.09)

Net asset value, end of period	$ 18.89	$ 16.76	$ 14.92	$ 13.52	$ 17.63

Total Return

Total investment return based on net asset value(d)**	15.13	%*	13.24%	14.79%	(19.74)%	38.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,702	$8,031	$19,940	$19,471	$23,362

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.03%	1.03%	1.04%	1.03%	1.05%

Expenses, before waivers/reimbursements	1.03%	1.03%	1.04%	1.04%	1.06%

Net investment income(b)	.63	%*	.75%	.77%	.62%	.79%

Portfolio turnover rate	67%	52%	48%	50%	46%

See footnote summary on pages 23-24.

ABFunds.com	AB Global Core Equity Portfolio 21

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 16.31	$ 14.52	$ 13.26	$ 17.29	$ 12.61

Income From Investment Operations

Net investment income (loss)(a)(b)	(.02	)*	.01	(.01)	(.03)	.00	(c)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.33	1.78	1.80	(3.34)	4.68

Net increase (decrease) in net asset value from operations	2.31	1.79	1.79	(3.37)	4.68

Less: Dividends and Distributions

Dividends from net investment income	(.01)	– 0	–	– 0	–	(.01)	– 0	–

Distributions from net realized gain on investment and foreign currency transactions	(.28)	– 0	–	(.53)	(.65)	– 0	–

Total dividends and distributions	(.29)	– 0	–	(.53)	(.66)	– 0	–

Net asset value, end of period	$ 18.33	$ 16.31	$ 14.52	$ 13.26	$ 17.29

Total Return

Total investment return based on net asset value(d)**	14.28	%*	12.33%	13.93%	(20.29)%	37.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$307	$365	$419	$759	$1,040

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.78%	1.79%	1.79%	1.79%	1.81%

Expenses, before waivers/reimbursements	1.78%	1.79%	1.79%	1.79%	1.81%

Net investment income (loss)(b)	(.13	)%*	.08%	(.04)%	(.15)%	.03%

Portfolio turnover rate	67%	52%	48%	50%	46%

See footnote summary on pages 23-24.

22 AB Global Core Equity Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 16.82	$ 14.98	$ 13.57	$ 17.69	$ 12.87

Income From Investment Operations

Net investment income(a)(b)	.16	*	.18	.14	.14	.17

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.39	1.82	1.84	(3.43)	4.77

Net increase (decrease) in net asset value from operations	2.55	2.00	1.98	(3.29)	4.94

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.16)	(.04)	(.18)	(.12)

Distributions from net realized gain on investment and foreign currency transactions	(.28)	– 0	–	(.53)	(.65)	– 0	–

Total dividends and distributions	(.47)	(.16)	(.57)	(.83)	(.12)

Net asset value, end of period	$ 18.90	$ 16.82	$ 14.98	$ 13.57	$ 17.69

Total Return

Total investment return based on net asset value(d)**	15.37	%*	13.51%	15.13%	(19.54)%	38.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,832,426	$2,841,960	$2,541,173	$2,349,994	$2,478,209

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.78%	.78%	.79%	.79%	.81%

Expenses, before waivers/reimbursements	.78%	.78%	.79%	.79%	.81%

Net investment income(b)	.93	%*	1.15%	1.04%	.86%	1.08%

Portfolio turnover rate	67%	52%	48%	50%	46%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

ABFunds.com	AB Global Core Equity Portfolio 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

*

During the year ended June 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return

Class A	$.00	.00%	.00%

Class C	$.00	.00%	.00%

Advisor Class	$.00	.00%	.00%

**	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class for the year ended June 30, 2025 by .01%.

See notes to financial statements.

24 AB Global Core Equity Portfolio	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Global Core Equity Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Global Core Equity Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed

ABFunds.com	AB Global Core Equity Portfolio 25

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 26, 2025

26 AB Global Core Equity Portfolio	ABFunds.com

2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2025.

For corporate shareholders, 48.36% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 78.95% of dividends paid as qualified dividend income. The Fund designates $33,466,848 of dividends paid as long-term capital gain dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

ABFunds.com	AB Global Core Equity Portfolio 27

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Global Core Equity Portfolio (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to

28 AB Global Core Equity Portfolio	ABFunds.com

performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their

ABFunds.com	AB Global Core Equity Portfolio 29

clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5-and 10-year periods ended February 28, 2025 (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods reviewed, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was equal to the median. They also noted that the Adviser’s total rate of compensation, taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to the Fund’s, on the other. The directors noted that the Adviser may, in some

30 AB Global Core Equity Portfolio	ABFunds.com

cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the first breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had

ABFunds.com	AB Global Core Equity Portfolio 31

requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale.

32 AB Global Core Equity Portfolio	ABFunds.com

AB GLOBAL CORE EQUITY PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

GCE-0151-0625

June 30, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB SELECT US EQUITY PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.0%
Information Technology – 27.4%
Communications Equipment – 1.6%
Cisco Systems, Inc.	72,880	$5,056,414

IT Services – 1.0%
International Business Machines Corp.	10,840	3,195,415

Semiconductors & Semiconductor Equipment – 11.5%
Advanced Micro Devices, Inc.(a)	13,752	1,951,409
Applied Materials, Inc.	11,319	2,072,169
Broadcom, Inc.	26,435	7,286,808
Intel Corp.(a)	29,827	668,125
NVIDIA Corp.	141,298	22,323,671
NXP Semiconductors NV	6,845	1,495,564

		35,797,746

Software – 8.8%
Adobe, Inc.(a)	3,547	1,372,263
Microsoft Corp.	42,696	21,237,417
Oracle Corp.	14,493	3,168,605
Salesforce, Inc.	5,791	1,579,148

		27,357,433

Technology Hardware, Storage & Peripherals – 4.5%
Apple, Inc.	68,032	13,958,126

		85,365,134

Financials – 18.2%
Banks – 6.3%
Bank of America Corp.	82,987	3,926,945
Fifth Third Bancorp	78,007	3,208,428
JPMorgan Chase & Co.	20,007	5,800,229
Wells Fargo & Co.	83,438	6,685,053

		19,620,655

Capital Markets – 2.4%
Charles Schwab Corp. (The)	23,725	2,164,669
Goldman Sachs Group, Inc. (The)	3,793	2,684,496
Jefferies Financial Group, Inc.	48,024	2,626,432

		7,475,597

Consumer Finance – 1.7%
Capital One Financial Corp.	25,087	5,337,510

Financial Services – 6.9%
Apollo Global Management, Inc.	16,277	2,309,218
Berkshire Hathaway, Inc. – Class B(a)	28,495	13,842,016
Visa, Inc. – Class A	14,960	5,311,548

		21,462,782

ABFunds.com	AB Select US Equity Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Insurance – 0.9%
Chubb Ltd.	4,630	$1,341,404
Progressive Corp. (The)	5,730	1,529,108

		2,870,512

		56,767,056

Industrials – 12.9%
Aerospace & Defense – 2.5%
Boeing Co. (The)(a)	10,794	2,261,667
Northrop Grumman Corp.	4,831	2,415,403
RTX Corp.	21,604	3,154,616

		7,831,686

Electrical Equipment – 1.4%
Eaton Corp. PLC	9,168	3,272,884
GE Vernova, Inc.	1,951	1,032,372

		4,305,256

Ground Transportation – 2.2%
CSX Corp.	69,582	2,270,461
Uber Technologies, Inc.(a)	12,281	1,145,817
Union Pacific Corp.	15,208	3,499,057

		6,915,335

Industrial Conglomerates – 5.5%
3M Co.	52,037	7,922,113
Honeywell International, Inc.	39,236	9,137,279

		17,059,392

Machinery – 1.3%
Parker-Hannifin Corp.	5,946	4,153,103

		40,264,772

Communication Services – 11.8%
Diversified Telecommunication Services – 1.3%
AT&T, Inc.	136,438	3,948,516

Entertainment – 3.3%
Netflix, Inc.(a)	3,887	5,205,198
Walt Disney Co. (The)	41,163	5,104,624

		10,309,822

Interactive Media & Services – 6.6%
Alphabet, Inc. – Class A	59,406	10,469,119
Meta Platforms, Inc. – Class A	13,720	10,126,595

		20,595,714

Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc.	8,393	1,999,716

		36,853,768

Health Care – 9.4%
Biotechnology – 1.3%
AbbVie, Inc.	21,867	4,058,952

2 AB Select US Equity Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 3.3%
Abbott Laboratories	26,544	$3,610,249
Boston Scientific Corp.(a)	31,484	3,381,696
Stryker Corp.	8,223	3,253,266

		10,245,211

Health Care Providers & Services – 1.8%
HCA Healthcare, Inc.	5,049	1,934,272
McKesson Corp.	2,462	1,804,104
UnitedHealth Group, Inc.	5,668	1,768,246

		5,506,622

Life Sciences Tools & Services – 0.6%
Thermo Fisher Scientific, Inc.	4,986	2,021,624

Pharmaceuticals – 2.4%
Eli Lilly & Co.	4,599	3,585,059
Johnson & Johnson	24,639	3,763,607

		7,348,666

		29,181,075

Consumer Discretionary – 6.2%
Broadline Retail – 3.9%
Amazon.com, Inc.(a)	55,148	12,098,920

Hotels, Restaurants & Leisure – 0.9%
Booking Holdings, Inc.	495	2,865,674

Specialty Retail – 1.4%
Home Depot, Inc. (The)	11,630	4,264,023

		19,228,617

Consumer Staples – 6.0%
Beverages – 1.9%
Coca-Cola Co. (The)	58,443	4,134,842
PepsiCo, Inc.	13,829	1,825,981

		5,960,823

Consumer Staples Distribution & Retail – 1.8%
Costco Wholesale Corp.	2,555	2,529,297
Walmart, Inc.	31,206	3,051,322

		5,580,619

Household Products – 1.0%
Procter & Gamble Co. (The)	19,030	3,031,860

Personal Care Products – 0.4%
Kenvue, Inc.	66,268	1,386,989

Tobacco – 0.9%
Philip Morris International, Inc.	14,573	2,654,181

		18,614,472

ABFunds.com	AB Select US Equity Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Energy – 3.3%
Oil, Gas & Consumable Fuels – 3.3%
Cheniere Energy, Inc.		5,497	$1,338,630
EOG Resources, Inc.		40,359	4,827,340
Exxon Mobil Corp.		38,609	4,162,050

			10,328,020

Utilities – 2.2%
Electric Utilities – 2.2%
Constellation Energy Corp.		5,898	1,903,639
PPL Corp.		145,607	4,934,621

			6,838,260

Materials – 0.6%
Chemicals – 0.6%
Sherwin-Williams Co. (The)		5,373	1,844,873

Total Common Stocks (cost $172,473,840)			305,286,047

SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.17%(b)(c)(d) (cost $6,773,019)		6,773,019	6,773,019

		Principal Amount (000)
Time Deposits – 0.0%
Citibank, London 0.86%, 07/01/2025	EUR	40	47,099
3.17%, 07/01/2025	GBP	64	87,345
HSBC, Hong Kong 0.02%, 07/02/2025	HKD	162	20,673
Royal Bank of Canada, Toronto 1.55%, 07/02/2025	CAD	6	4,180
SMBC, Tokyo 0.12%, 07/01/2025	JPY	1,554	10,792

Total Time Deposits (cost $170,089)			170,089

Total Short-Term Investments (cost $6,943,108)			6,943,108

Total Investments – 100.2% (cost $179,416,948)			312,229,155
Other assets less liabilities – (0.2)%			(519,270)

Net Assets – 100.0%			$311,709,885

4 AB Select US Equity Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of period end.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

See notes to financial statements.

ABFunds.com	AB Select US Equity Portfolio 5

STATEMENT OF ASSETS & LIABILITIES

June 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $172,643,929)	$305,456,136
Affiliated issuers (cost $6,773,019)	6,773,019
Cash	13
Foreign currencies, at value (cost $252)	271
Receivable for investment securities sold	998,656
Unaffiliated dividends receivable	161,477
Receivable for capital stock sold	40,267
Receivable due from Adviser	25,222
Affiliated dividends receivable	23,164

Total assets	313,478,225

Liabilities
Payable for investment securities purchased	1,138,729
Advisory fee payable	239,906
Payable for capital stock redeemed	132,667
Administrative fee payable	49,935
Distribution fee payable	12,807
Transfer Agent fee payable	6,481
Directors’ fee payable	4,205
Accrued expenses	183,610

Total liabilities	1,768,340

Net Assets	$311,709,885

Composition of Net Assets
Capital stock, at par	$1,320
Additional paid-in capital	184,056,145
Distributable earnings	127,652,420

$311,709,885

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$38,149,351	1,612,983	$23.65	*

C	$7,131,189	350,898	$20.32

Advisor	$255,455,161	10,768,101	$23.72

I	$10,974,184	470,498	$23.32

*	The maximum offering price per share for Class A shares was $24.70, which reflects a sales charge of 4.25%.

See notes to financial statements.

6 AB Select US Equity Portfolio	ABFunds.com

STATEMENT OF OPERATIONS

Year Ended June 30, 2025

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $5,303)	$3,743,883
Affiliated issuers	324,205
Interest	5,060
Securities lending income, net	96
Other income(a)	4,565	$4,077,809

Expenses
Advisory fee (see Note B)	2,825,762
Distribution fee—Class A	83,566
Distribution fee—Class C	68,038
Transfer agency—Class A	11,792
Transfer agency—Class C	2,562
Transfer agency—Advisor Class	82,128
Transfer agency—Class I	2,027
Custody and accounting	184,604
Administrative	100,356
Registration fees	74,963
Audit and tax	67,231
Legal	47,405
Printing	32,665
Directors’ fees	21,540
Miscellaneous	18,103

Total expenses	3,622,742
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(176,877)

Net expenses		3,445,865

Net investment income		631,944

Realized and Unrealized Gain on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		14,613,922
Foreign currency transactions		2
Net change in unrealized appreciation (depreciation) on:
Investments		30,023,308
Foreign currency denominated assets and liabilities		12,031

Net gain on investment and foreign currency transactions		44,649,263

Net Increase in Net Assets from Operations		$45,281,207

(a)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

ABFunds.com	AB Select US Equity Portfolio 7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended June 30, 2025		Year Ended June 30, 2024
Increase in Net Assets from Operations
Net investment income	$631,944		$728,431
Net realized gain on investment and foreign currency transactions	14,613,924		20,050,725
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	30,035,339		31,392,999

Net increase in net assets from operations	45,281,207		52,172,155
Distributions to Shareholders
Class A	(2,692,765)		(557,214)
Class C	(666,873)		(144,095)
Advisor Class	(18,672,276)		(4,153,366)
Class R	– 0	–	(60,109)
Class K	– 0	–	(20,208)
Class I	(842,684)		(88,363)
Capital Stock Transactions
Net increase (decrease)	23,974,978		(1,964,348)

Total increase	46,381,587		45,184,452
Net Assets
Beginning of period	265,328,298		220,143,846

End of period	$311,709,885		$265,328,298

See notes to financial statements.

8 AB Select US Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Select US Equity Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class B, Class R, Class K, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 10 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

ABFunds.com	AB Select US Equity Portfolio 9

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the

10 AB Select US Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable

ABFunds.com	AB Select US Equity Portfolio 11

NOTES TO FINANCIAL STATEMENTS (continued)

company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$305,286,047		$	– 0	–	$	– 0	–	$305,286,047
Short-Term Investments:
Investment Companies	6,773,019			– 0	–		– 0	–	6,773,019
Time Deposits	170,089			– 0	–		– 0	–	170,089

Total Investments in Securities	312,229,155			– 0	–		– 0	–	312,229,155
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$312,229,155		$	– 0	–	$	– 0	–	$312,229,155

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

12 AB Select US Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

ABFunds.com	AB Select US Equity Portfolio 13

NOTES TO FINANCIAL STATEMENTS (continued)

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.00% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has voluntarily agreed to waive the advisory fee by an amount equal to .10% of the Fund’s daily average net assets. From October 1, 2023, to May 8, 2025, the Adviser had voluntarily agreed to waive the advisory fee by an amount equal to .05% of the Fund’s daily average net assets. For the year ended June 30, 2025, such reimbursements/waivers amounted to $162,973. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to 1.50%, 2.25%, 1.25% and 1.25% of the daily average net assets for Class A, Class C, Advisor Class and Class I shares, respectively. For the year ended June 30, 2025, there was no such reimbursement. The Expense Caps may not be terminated before October 31, 2025. Prior to November 1, 2023, the Adviser had agreed to the terms of the Expense Caps were as follows: to 1.55%, 2.30%, 1.30% and 1.30% of the daily average net assets for Class A, Class C, Advisor Class and Class I shares, respectively.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended June 30, 2025, the reimbursement for such services amounted to $100,356.

14 AB Select US Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $35,817 for the year ended June 30, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,119 from the sale of Class A shares and received $75 and $1,006 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended June 30, 2025.

During the year ended June 30, 2025, the Adviser reimbursed the Fund $4,565 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended June 30, 2025, such waiver amounted to $13,685.

A summary of the Fund’s transactions in AB mutual funds for the year ended June 30, 2025 is as follows:

Fund	Market Value 6/30/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$7,011		$82,100	$82,338	$6,773		$324
AB Government Money Market Portfolio*	– 0	–	12,070	12,070	– 0	–	0	**

Total					$6,773		$324

*	Investment of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

ABFunds.com	AB Select US Equity Portfolio 15

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operation, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $145,584 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2025, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$601,640,178		$600,314,349
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$195,766,187

Gross unrealized appreciation	$133,420,538
Gross unrealized depreciation	(16,957,570)

Net unrealized appreciation	$116,462,968

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

16 AB Select US Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund did not engage in derivative transactions for the year ended June 30, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market

ABFunds.com	AB Select US Equity Portfolio 17

NOTES TO FINANCIAL STATEMENTS (continued)

vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended June 30, 2025 is as follows:

											AB Government Money Market Portfolio
Market Value of Securities on Loan*			Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers		Income Earned	Advisory Fee Waived
$	– 0	–	$	– 0	–	$	– 0	–	$0	**	$96	$219

*	As of June 30, 2025.

**	Amount is less than $0.50.

18 AB Select US Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Year Ended June 30, 2025		Year Ended June 30, 2024	Year Ended June 30, 2025			Year Ended June 30, 2024

Class A
Shares sold	325,664		164,695		$7,351,507		$3,322,180

Shares issued in reinvestment of dividends and distributions	106,458		28,668		2,399,558		516,034

Shares converted from Class C	18,284		108,395		408,339		1,978,766

Shares redeemed	(250,977)		(253,961)		(5,632,841)		(4,987,270)

Net increase	199,429		47,797		$4,526,563		$829,710

Class C
Shares sold	120,855		56,562		$2,438,109		$992,709

Shares issued in reinvestment of distributions	24,279		7,659		472,226		121,322

Shares converted to Class A	(21,144)		(122,862)		(408,339)		(1,978,766)

Shares redeemed	(84,395)		(151,973)		(1,658,319)		(2,558,547)

Net increase (decrease)	39,595		(210,614)		$843,677		$(3,423,282)

Advisor Class
Shares sold	1,534,696		1,335,049		$34,381,320		$26,898,841

Shares issued in reinvestment of dividends and distributions	684,848		216,522		15,463,864		3,901,723

Shares redeemed	(1,403,948)		(1,551,406)		(31,921,661)		(29,789,780)

Net increase	815,596		165		$17,923,523		$1,010,784

Class R
Shares sold	– 0	–	11,204	$	– 0	–	$203,098

Shares issued in reinvestment of dividends and distributions	– 0	–	3,509		– 0	–	59,935

Shares redeemed	– 0	–	(192,985)		– 0	–	(3,729,968)

Net increase (decrease)	– 0	–	(178,272)	$	– 0	–	$(3,466,935)

ABFunds.com	AB Select US Equity Portfolio 19

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Year Ended June 30, 2025		Year Ended June 30, 2024	Year Ended June 30, 2025			Year Ended June 30, 2024

Class K
Shares sold	– 0	–	22,998	$	– 0	–	$428,085

Shares issued in reinvestment of dividends and distributions	– 0	–	1,142		– 0	–	20,208

Shares redeemed	– 0	–	(82,975)		– 0	–	(1,614,565)

Net increase (decrease)	– 0	–	(58,835)	$	– 0	–	$(1,166,272)

Class I
Shares sold	– 0	–	246,958	$	– 0	–	$4,598,411

Shares issued in reinvestment of dividends and distributions	37,959		4,981		842,684		88,363

Shares redeemed	(7,207)		(22,913)		(161,469)		(435,127)

Net increase	30,752		229,026		$681,215		$4,251,647

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may

20 AB Select US Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

IPO Risk—Securities purchased in an IPO may be subject to substantial price volatility due to one or more factors such as unseasoned trading in the securities, the lack of investor knowledge of the issuer, the lack of an operating history of the issuer, and the dependence of the issuer on key personnel, suppliers or a limited number of customers.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended June 30, 2025.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2025 and June 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$14,392,382	$1,617,915
Net long-term capital gains	8,482,216	3,405,440

Total taxable distributions paid	$22,874,598	$5,023,355

ABFunds.com	AB Select US Equity Portfolio 21

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$6,220,172
Undistributed capital gains	4,962,414
Unrealized appreciation (depreciation)	116,469,834	(a)

Total accumulated earnings (deficit)	$127,652,420

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

22 AB Select US Equity Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 21.93	$ 17.99	$ 16.56	$ 22.32	$ 16.19

Income From Investment Operations

Net investment income (loss)(a)(b)	.01	*	.03	.03	.02	(.03)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.57	4.31	2.42	(1.06)	6.76

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.58	4.34	2.45	(1.04)	6.73

Less: Dividends and Distributions

Dividends from net investment income	(.00	)(c)	(.02)	(.04)	– 0	–	– 0	–

Distributions from net realized gain on investment and foreign currency transactions	(1.86)	(.38)	(.98)	(4.72)	(.60)

Total dividends and distributions	(1.86)	(.40)	(1.02)	(4.72)	(.60)

Net asset value, end of period	$ 23.65	$ 21.93	$ 17.99	$ 16.56	$ 22.32

Total Return

Total investment return based on net asset value(d)**	16.75	%*	24.62%	15.38%	(8.03)%	42.31%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$38,150	$31,004	$24,574	$19,869	$18,875

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)†	1.42%	1.44%	1.51%	1.47%	1.51%

Expenses, before waivers/ reimbursements(e)†	1.48%	1.48%	1.52%	1.47%	1.51%

Net investment income (loss)(b)	.03	%*	.13%	.20%	.08%	(.13)%

Portfolio turnover rate	217%	171%	205%	197%	148%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.00%	.00%	.00%	.00%

See footnote summary on page 27.

ABFunds.com	AB Select US Equity Portfolio 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 19.22	$ 15.91	$ 14.83	$ 20.57	$ 15.07

Income From Investment Operations

Net investment loss(a)(b)	(.14	)*	(.11)	(.08)	(.13)	(.16)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.10	3.80	2.14	(.89)	6.26

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.96	3.69	2.06	(1.02)	6.10

Less: Distributions

Distributions from net realized gain on investment and foreign currency transactions	(1.86)	(.38)	(.98)	(4.72)	(.60)

Net asset value, end of period	$ 20.32	$ 19.22	$ 15.91	$ 14.83	$ 20.57

Total Return

Total investment return based on net asset value(d)**	15.88	%*	23.62%	14.49%	(8.69)%	41.25%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,131	$5,982	$8,303	$7,629	$9,319

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)†	2.17%	2.20%	2.27%	2.22%	2.26%

Expenses, before waivers/ reimbursements(e)†	2.23%	2.24%	2.27%	2.22%	2.27%

Net investment loss(b)	(.72	)%*	(.64)%	(.55)%	(.68)%	(.88)%

Portfolio turnover rate	217%	171%	205%	197%	148%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.00%	.00%	.00%	.00%

See footnote summary on page 27.

24 AB Select US Equity Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 21.99	$ 18.03	$ 16.59	$ 22.32	$ 16.17

Income From Investment Operations

Net investment income(a)(b)	.06	*	.07	.08	.07	.03

Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.58	4.33	2.42	(1.07)	6.74

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.64	4.40	2.50	(1.00)	6.77

Less: Dividends and Distributions

Dividends from net investment income	(.05)	(.06)	(.08)	(.01)	(.02)

Distributions from net realized gain on investment and foreign currency transactions	(1.86)	(.38)	(.98)	(4.72)	(.60)

Total dividends and distributions	(1.91)	(.44)	(1.06)	(4.73)	(.62)

Net asset value, end of period	$ 23.72	$ 21.99	$ 18.03	$ 16.59	$ 22.32

Total Return

Total investment return based on net asset value(d)**	17.00	%*	24.94%	15.68%	(7.82)%	42.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$255,455	$218,823	$179,438	$176,306	$181,782

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)†	1.17%	1.19%	1.26%	1.22%	1.26%

Expenses, before waivers/ reimbursements(e)†	1.23%	1.23%	1.26%	1.22%	1.26%

Net investment income(b)	.28	%*	.38%	.46%	.33%	.13%

Portfolio turnover rate	217%	171%	205%	197%	148%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.00%	.00%	.00%	.00%

See footnote summary on page 27.

ABFunds.com	AB Select US Equity Portfolio 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 21.65	$ 17.75	$ 16.35	$ 22.06	$ 15.99

Income From Investment Operations

Net investment income(a)(b)	.06	.08	.08	.06	.02

Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.53	4.26	2.38	(1.04)	6.67

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.59	4.34	2.46	(.98)	6.69

Less: Dividends and Distributions

Dividends from net investment income	(.06)	(.06)	(.08)	(.01)	(.02)

Distributions from net realized gain on investment and foreign currency transactions	(1.86)	(.38)	(.98)	(4.72)	(.60)

Total dividends and distributions	(1.92)	(.44)	(1.06)	(4.73)	(.62)

Net asset value, end of period	$ 23.32	$ 21.65	$ 17.75	$ 16.35	$ 22.06

Total Return

Total investment return based on net asset value(d)**	17.01%	24.93%	15.72%	(7.82)%	42.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,974	$9,519	$3,741	$3,717	$5,340

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)†	1.15%	1.16%	1.26%	1.21%	1.26%

Expenses, before waivers/ reimbursements(e)†	1.21%	1.20%	1.26%	1.22%	1.26%

Net investment income(b)	.29%	.41%	.45%	.32%	.13%

Portfolio turnover rate	217%	171%	205%	197%	148%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.00%	.00%	.00%	.00%

See footnote summary on page 27.

26 AB Select US Equity Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the year ended June 30, 2025, such waiver amounted to .01%.

*

During the year ended June 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return

Class A	$.00	.00%	.00%

Class C	$.00	.00%	.00%

Advisor Class	$.00	.00%	.00%

**

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class, for the years ended June 30, 2025 and June 30, 2022 by .01% and .02%, respectively.

See	notes to financial statements.

ABFunds.com	AB Select US Equity Portfolio 27

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

AB Select US Equity Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Select US Equity Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed

28 AB Select US Equity Portfolio	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 26, 2025

ABFunds.com	AB Select US Equity Portfolio 29

2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2024. For corporate shareholders, 27.32% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 27.21% of dividends paid as qualified dividend income. The Fund designates $8,482,216 of dividends paid as long-term capital gains dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

30 AB Select US Equity Portfolio	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Select US Equity Portfolio (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB Select US Equity Portfolio 31

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their

32 AB Select US Equity Portfolio	ABFunds.com

clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate (reflecting a waiver of a portion of the advisory fee effective October 2023) with a peer group median and noted that it was above the median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors requested, as a condition to their approval, that the Adviser increase its existing waiver of a portion of the advisory fee from 0.05% to 0.10% and the Adviser agreed to do so. They also noted the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for

ABFunds.com	AB Select US Equity Portfolio 33

services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians and discussed the Adviser’s explanations for this. The directors noted that the Adviser’s waiver of a larger portion of the advisory fee would lower the total expense ratio.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints, and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior

34 AB Select US Equity Portfolio	ABFunds.com

presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

ABFunds.com	AB Select US Equity Portfolio 35

NOTES

36 AB Select US Equity Portfolio	ABFunds.com

AB SELECT US EQUITY PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

SUE-0151-0625

June 30, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB Sustainable US Thematic Portfolio

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.1%
Information Technology – 39.8%
Electronic Equipment, Instruments & Components – 8.3%
Flex Ltd.(a)	30,536	$1,524,357
TE Connectivity PLC	6,726	1,134,474
Zebra Technologies Corp. – Class A(a)	2,899	893,936

		3,552,767

IT Services – 0.9%
Accenture PLC – Class A	1,317	393,638

Semiconductors & Semiconductor Equipment – 17.2%
Broadcom, Inc.	6,669	1,838,310
Monolithic Power Systems, Inc.	1,068	781,114
NVIDIA Corp.	13,377	2,113,432
NXP Semiconductors NV	3,311	723,420
QUALCOMM, Inc.	5,459	869,400
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	4,395	995,424

		7,321,100

Software – 13.4%
Cadence Design Systems, Inc.(a)	1,650	508,448
Microsoft Corp.	4,179	2,078,676
Palo Alto Networks, Inc.(a)	5,237	1,071,700
SAP SE (Sponsored ADR)	3,880	1,179,908
ServiceNow, Inc.(a)	842	865,643

		5,704,375

		16,971,880

Health Care – 15.4%
Biotechnology – 2.0%
AbbVie, Inc.	4,678	868,330

Health Care Equipment & Supplies – 8.3%
Alcon AG	10,543	930,736
GE HealthCare Technologies, Inc.	13,416	993,723
Hologic, Inc.(a)	7,688	500,950
STERIS PLC	1,842	442,485
Stryker Corp.	1,666	659,120

		3,527,014

Health Care Providers & Services – 0.9%
UnitedHealth Group, Inc.	1,260	393,082

Life Sciences Tools & Services – 1.1%
Danaher Corp.	2,498	493,455

Pharmaceuticals – 3.1%
Eli Lilly & Co.	790	615,829

ABFunds.com	AB Sustainable US Thematic Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Johnson & Johnson	4,513	$689,361

		1,305,190

		6,587,071

Financials – 15.1%
Capital Markets – 6.9%
Intercontinental Exchange, Inc.	7,338	1,346,303
LPL Financial Holdings, Inc.	2,323	871,055
Piper Sandler Cos.	2,622	728,759

		2,946,117

Financial Services – 4.9%
Fiserv, Inc.(a)	3,736	644,124
Visa, Inc. – Class A	4,154	1,474,878

		2,119,002

Insurance – 3.3%
Aflac, Inc.	5,558	586,146
Reinsurance Group of America, Inc. – Class A	4,091	811,491

		1,397,637

		6,462,756

Industrials – 13.0%
Commercial Services & Supplies – 4.8%
Tetra Tech, Inc.	22,934	824,707
Veralto Corp.	12,068	1,218,264

		2,042,971

Construction & Engineering – 2.8%
AECOM	10,438	1,178,033

Electrical Equipment – 5.4%
Emerson Electric Co.	6,879	917,177
Rockwell Automation, Inc.	4,250	1,411,723

		2,328,900

		5,549,904

Consumer Discretionary – 4.0%
Automobile Components – 2.3%
Aptiv PLC(a)	14,463	986,666

Textiles, Apparel & Luxury Goods – 1.7%
On Holding AG – Class A(a)	14,096	733,697

		1,720,363

Consumer Staples – 3.9%
Beverages – 1.5%
Primo Brands Corp.	21,024	622,731

Household Products – 2.4%
Procter & Gamble Co. (The)	6,485	1,033,190

		1,655,921

2 AB Sustainable US Thematic Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Utilities – 2.6%
Electric Utilities – 2.6%
NextEra Energy, Inc.	15,751	$1,093,434

Energy – 2.3%
Oil, Gas & Consumable Fuels – 2.3%
Cameco Corp.	13,233	982,286

Total Common Stocks (cost $27,605,321)		41,023,615

SHORT-TERM INVESTMENTS – 4.1%
Investment Companies – 4.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.17%(b)(c)(d) (cost $1,734,012)	1,734,012	1,734,012

Total Investments – 100.2% (cost $29,339,333)		42,757,627
Other assets less liabilities – (0.2)%		(83,952)

Net Assets – 100.0%		$42,673,675

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of period end.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

ABFunds.com	AB Sustainable US Thematic Portfolio 3

STATEMENT OF ASSETS & LIABILITIES

June 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $27,605,321)	$41,023,615
Affiliated issuers (cost $1,734,012)	1,734,012
Cash	4
Receivable for capital stock sold	82,162
Unaffiliated dividends receivable	23,797
Affiliated dividends receivable	6,567
Receivable due from Adviser	5,153

Total assets	42,875,310

Liabilities
Administrative fee payable	49,063
Audit and tax fee payable	44,715
Payable for capital stock redeemed	27,244
Custody and accounting fees payable	18,817
Advisory fee payable	18,727
Legal fee payable	12,323
Printing fee payable	12,271
Directors’ fee payable	3,706
Transfer Agent fee payable	2,692
Distribution fee payable	154
Accrued expenses	11,923

Total liabilities	201,635

Net Assets	$42,673,675

Composition of Net Assets
Capital stock, at par	$264
Additional paid-in capital	14,355,074
Distributable earnings	28,318,337

$42,673,675

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$694,076	42,991	$16.14	*

C	$25,720	1,618	$15.90

Advisor	$41,945,498	2,595,672	$16.16

Z	$8,381	517.694	$16.19

*	The maximum offering price per share for Class A shares was $16.86, which reflects a sales charge of 4.25%.

See notes to financial statements.

4 AB Sustainable US Thematic Portfolio	ABFunds.com

STATEMENT OF OPERATIONS

Year Ended June 30, 2025

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $12,119)	$755,868
Affiliated issuers	153,761
Securities lending income, net	11
Interest	10	$909,650

Expenses
Advisory fee (see Note B)	477,629
Transfer agency—Class A	377
Transfer agency—Class C	53
Transfer agency—Advisor Class	55,212
Transfer agency—Class Z	3,191
Distribution fee—Class A	1,577
Distribution fee—Class C	315
Administrative	99,767
Custody and accounting	64,870
Registration fees	63,568
Audit and tax	55,347
Legal	45,778
Printing	27,831
Directors’ fees	19,415
Miscellaneous	12,622

Total expenses before interest expense	927,552
Interest expense	11,943

Total expenses	939,495
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(367,715)

Net expenses		571,780

Net investment income		337,870

Realized and Unrealized Gain (Loss) on Investment
Net realized gain on investment transactions		32,731,510
Net change in unrealized appreciation (depreciation) on investments		(29,253,051)

Net gain on investment		3,478,459

Net Increase in Net Assets from Operations		$3,816,329

See notes to financial statements.

ABFunds.com	AB Sustainable US Thematic Portfolio 5

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended June 30, 2025	Year Ended June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$337,870	$730,211
Net realized gain on investment	32,731,510	14,256,076
Net change in unrealized appreciation (depreciation) on investments	(29,253,051)	4,486,615

Net increase in net assets from operations	3,816,329	19,472,902
Distributions to Shareholders
Class A	(164,240)	(23,184)
Class C	(7,472)	(847)
Advisor Class	(13,338,675)	(4,428,928)
Class Z	(3,625,426)	(571,275)
Capital Stock Transactions
Net decrease	(66,085,035)	(34,304,667)

Total decrease	(79,404,519)	(19,855,999)
Net Assets
Beginning of period	122,078,194	141,934,193

End of period	$42,673,675	$122,078,194

See notes to financial statements.

6 AB Sustainable US Thematic Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Sustainable US Thematic Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class Z shares. Class B, Class R, Class K, Class I, Class T, Class 1, and Class 2 shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc.

ABFunds.com	AB Sustainable US Thematic Portfolio 7

NOTES TO FINANCIAL STATEMENTS (continued)

(“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect

8 AB Sustainable US Thematic Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

ABFunds.com	AB Sustainable US Thematic Portfolio 9

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$41,023,615		$	– 0	–	$	– 0	–	$41,023,615
Short-Term Investments:
Investment Companies	1,734,012			– 0	–		– 0	–	1,734,012

Total Investments in Securities	42,757,627			– 0	–		– 0	–	42,757,627
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$42,757,627		$	– 0	–	$	– 0	–	$42,757,627

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

10 AB Sustainable US Thematic Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to

ABFunds.com	AB Sustainable US Thematic Portfolio 11

NOTES TO FINANCIAL STATEMENTS (continued)

the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the current investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total expenses (other than acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Cap”) to .90%, 1.65%, .65% and .65% of daily average net assets for Class A, Class C, Advisor Class and Class Z shares, respectively. For the year ended June 30, 2025, such reimbursements/waivers amounted to $361,437. The Expense Cap will remain in effect until October 31, 2025 and then may be continued thereafter from year to year by the Adviser.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended June 30, 2025, the reimbursement for such services amounted to $99,767.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $18,636 for the year ended June 30, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $366 from the sale of Class A shares and received $0 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended June 30, 2025.

12 AB Sustainable US Thematic Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended June 30, 2025, such waiver amounted to $6,218.

A summary of the Fund’s transactions in AB mutual funds for the year ended June 30, 2025 is as follows:

Fund	Market Value 6/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$3,747	$53,559	$55,572	$1,734		$154
AB Government Money Market Portfolio*	2,893	4,308	7,201	– 0	–	0	**

Total				$1,734		$154

*	Investment of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $723 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Dis-

ABFunds.com	AB Sustainable US Thematic Portfolio 13

NOTES TO FINANCIAL STATEMENTS (continued)

tributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2025, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$43,153,137		$124,226,839
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$29,790,186

Gross unrealized appreciation	$13,754,502
Gross unrealized depreciation	(787,061)

Net unrealized appreciation	$12,967,441

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivative transactions for the year ended June 30, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

14 AB Sustainable US Thematic Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

ABFunds.com	AB Sustainable US Thematic Portfolio 15

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the year ended June 30, 2025 is as follows:

											AB Government Money Market Portfolio
Market Value of Securities on Loan*			Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers		Income Earned	Advisory Fee Waived
$	– 0	–	$	– 0	–	$	– 0	–	$0	**	$11	$60

*	As of June 30, 2025.

**	Amount is less than $0.50.

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares				Amount
	Year Ended June 30, 2025		Year Ended June 30, 2024		Year Ended June 30, 2025		Year Ended June 30, 2024

Class A
Shares sold	23,210		22,540		$446,221		$392,437

Shares issued in reinvestment of dividends and distributions	9,727		1,030		158,741		17,214

Shares converted from Class C	– 0	–	0	(a)	– 0	–	0	(b)

Shares redeemed	(16,140)		(16,542)		(273,556)		(307,258)

Net increase	16,797		7,028		$331,406		$102,393

Class C
Shares sold	479		82		$8,749		$1,430

Shares issued in reinvestment of dividends and distributions	326		32		5,260		534

Shares converted to Class A	– 0	–	(0	)(a)	– 0	–	(0	)(b)

Shares redeemed	(828)		– 0	–	(11,494)		– 0	–

Net increase (decrease)	(23)		114		$2,515		$1,964

16 AB Sustainable US Thematic Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares				Amount
	Year Ended June 30, 2025		Year Ended June 30, 2024		Year Ended June 30, 2025			Year Ended June 30, 2024

Advisor Class
Shares sold	826,675		1,349,028			$14,017,107			$23,601,579

Shares issued in reinvestment of dividends and distributions	385,687		181,161			6,290,553			3,029,019

Shares redeemed	(4,001,025)		(3,393,831)			(72,778,151)			(61,039,623)

Net decrease	(2,788,663)		(1,863,642)			$(52,470,491)			$(34,409,025)

Class Z
Shares sold	– 0	–	– 0	–	$	– 0	–	$	– 0	–

Shares issued in reinvestment of dividends and distributions	0	(a)	0	(a)		5			1

Shares redeemed	(903,398)		– 0	–		(13,948,470)			– 0	–

Net increase (decrease)	(903,398)		0	(a)		$(13,948,465)			$1

(a)	Amount is less than one share.

(b)	Amount is less than $.50.

At June 30, 2025, one shareholder owned 10% in aggregate of the Fund’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Fund’s performance.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the

ABFunds.com	AB Sustainable US Thematic Portfolio 17

NOTES TO FINANCIAL STATEMENTS (continued)

Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term

18 AB Sustainable US Thematic Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended June 30, 2025.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2025 and June 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$3,871,028	$1,195,024
Net long-term capital gains	13,264,785	3,829,210

Total taxable distributions paid	$17,135,813	$5,024,234

As of June 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	$15,350,896
Unrealized appreciation (depreciation)	12,967,441	(a)

Total accumulated earnings (deficit)	$28,318,337

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2025, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Sustainable US Thematic Portfolio 19

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Year Ended June 30,			February 1, 2022(a) to June 30, 2022(b)
	2025	2024	2023

Net asset value, beginning of period	$ 19.29	$ 17.33	$ 15.93	$ 19.39

Income From Investment Operations

Net investment income(c)(d)	.03	.05	.07	.01

Net realized and unrealized gain (loss) on investments	.78	2.51	2.82	(3.47)

Net increase (decrease) in net asset value from operations	.81	2.56	2.89	(3.46)

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.06)	(.03)	– 0	–

Distributions from net realized gain on investments	(3.81)	(.54)	(1.46)	– 0	–

Total dividends and distributions	(3.96)	(.60)	(1.49)	– 0	–

Net asset value, end of period	$ 16.14	$ 19.29	$ 17.33	$ 15.93

Total Return

Total investment return based on net asset value(e)	4.00%	15.34%	19.32%	(17.84)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$694	$505	$332	$25

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(f)(g)†	.91%	.90%	.89%	.90	%(h)

Expenses, before waivers/ reimbursements(f)(g)†	1.41%	1.16%	1.18%	1.42	%(h)

Net investment income(d)	.18%	.27%	.44%	.13	%(h)

Portfolio turnover rate	52%	33%	45%	17%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.01	%(h)

See footnote summary on page 24.

20 AB Sustainable US Thematic Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended June 30,	May 2, 2022(a) to June 30, 2022(b)
2025	2024	2023

Net asset value, beginning of period	$ 19.07	$ 17.21	$ 15.92	$ 17.38

Income From Investment Operations

Net investment loss(c)(d)	(.10)	(.08)	(.06)	(.01)

Net realized and unrealized gain (loss) on investments	.77	2.48	2.81	(1.45)

Net increase (decrease) in net asset value from operations	.67	2.40	2.75	(1.46)

Less: Dividends and Distributions

Dividends from net investment income	(.03)	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investments	(3.81)	(.54)	(1.46)	– 0	–

Total dividends and distributions	(3.84)	(.54)	(1.46)	– 0	–

Net asset value, end of period	$ 15.90	$ 19.07	$ 17.21	$ 15.92

Total Return

Total investment return based on net asset value(e)	3.22%	14.43%	18.36%	(8.40)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26	$31	$26	$54

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)†	1.66%	1.65%	1.64%	1.64	%(h)

Expenses, before waivers/reimbursements(f)(g)†	2.24%	2.13%	2.10%	3.44	%(h)

Net investment loss(d)	(.58)%	(.46)%	(.38)%	(.43	)%(h)

Portfolio turnover rate	52%	33%	45%	17%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.01	%(h)

See footnote summary on page 24.

ABFunds.com	AB Sustainable US Thematic Portfolio 21

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Year Ended June 30,			January 1, 2022 to June 30, 2022(b)		Year Ended December 31,
	2025	2024	2023			2021	2020

Net asset value, beginning of period	$ 19.33	$ 17.37	$ 15.95	$ 21.71		$ 18.83	$ 13.94

Income From Investment Operations

Net investment income (loss)(c)(d)	.07	.09	.09	.01		.11	(.06)

Net realized and unrealized gain (loss) on investments	.79	2.51	2.84	(5.77)		4.83	5.26

Net increase (decrease) in net asset value from operations	.86	2.60	2.93	(5.76)		4.94	5.20

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.10)	(.05)	– 0	–	(.13)	(.00	)(i)

Distributions from net realized gain on investments	(3.81)	(.54)	(1.46)	– 0	–	(1.93)	(.31)

Total dividends and distributions	(4.03)	(.64)	(1.51)	– 0	–	(2.06)	(.31)

Net asset value, end of period	$ 16.16	$ 19.33	$ 17.37	$ 15.95		$ 21.71	$ 18.83

Total Return

Total investment return based on net asset value(e)	4.27%	15.56%	19.55%	(26.56)%		26.26%	37.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$41,945	$104,065	$125,881	$109,204		$191,746	$181,969

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(f)(g)†	.66%	.65%	.64%	.65	%(h)	.12%	1.09%

Expenses, before waivers/ reimbursements(f)(g)†	1.08%	.91%	.99%	1.00	%(h)	.36%	1.32%

Net investment income (loss)(d)	.39%	.53%	.55%	.14	%(h)	.54%	(.38)%

Portfolio turnover rate	52%	33%	45%	17%		37%	51%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.01	%(h)	.00%	.01%

See footnote summary on page 24.

22 AB Sustainable US Thematic Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Year Ended June 30,			February 1, 2022(a) to June 30, 2022(b)
	2025	2024	2023

Net asset value, beginning of period	$ 19.33	$ 17.36	$ 15.95	$ 19.39

Income From Investment Operations

Net investment income(c)(d)	.07	.10	.10	.03

Net realized and unrealized gain (loss) on investments	.80	2.50	2.82	(3.47)

Net increase (decrease) in net asset value from operations	.87	2.60	2.92	(3.44)

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.09)	(.05)	– 0	–

Distributions from net realized gain on investments	(3.81)	(.54)	(1.46)	– 0	–

Total dividends and distributions	(4.01)	(.63)	(1.51)	– 0	–

Net asset value, end of period	$ 16.19	$ 19.33	$ 17.36	$ 15.95

Total Return

Total investment return based on net asset value(e)	4.31%	15.55%	19.52%	(17.74)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9	$17,477	$15,695	$8

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)†	.66%	.65%	.64%	.65	%(h)

Expenses, before waivers/reimbursements(f)(g)†	1.08%	.84%	.75%	1.02	%(h)

Net investment income(d)	.42%	.54%	.64%	.36	%(h)

Portfolio turnover rate	52%	33%	45%	17%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.00	%(h)

See footnote summary on page 24.

ABFunds.com	AB Sustainable US Thematic Portfolio 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of distribution.

(b)	The Fund changed its fiscal year end from December 31 to June 30.

(c)	Based on average shares outstanding.

(d)	Net of expenses waived/reimbursed by the Adviser.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, for the years ended June 30, 2025, June 30, 2024, June 30, 2023, the period ended June 30, 2022 and the year ended December 31, 2020, such waiver amounted to .01%, .01%, .01%, .01% (annualized) and .01%, respectively.

(g)	The expense ratios presented below exclude interest expense:

	Year Ended June 30,			January 1, 2022 to June 30,		Year Ended December 31,
	2025	2024	2023	2022(b)(h)		2021	2020
Class A
Net of waivers/ reimbursements	.89%	.89%	.89%	.90	%(a)	N/A	N/A
Before waivers/ reimbursements	1.39%	1.15%	1.18%	1.42	%(a)	N/A	N/A
Class C
Net of waivers/ reimbursements	1.64%	1.65%	1.64%	1.64	%(a)	N/A	N/A
Before waivers/ reimbursements	2.22%	2.13%	2.10%	3.44	%(a)	N/A	N/A
Advisor Class
Net of waivers/ reimbursements	.64%	.64%	.64%	.65%		.12%	1.09%
Before waivers/ reimbursements	1.07%	.90%	.99%	1.00%		.36%	1.32%
Class Z
Net of waivers/ reimbursements	.64%	.64%	.64%	.65	%(a)	N/A	N/A
Before waivers/ reimbursements	1.06%	.84%	.75%	1.02	%(a)	N/A	N/A

(h)	Annualized.

(i)	Amount is less than $0.005.

See notes to financial statements.

24 AB Sustainable US Thematic Portfolio	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Sustainable US Thematic Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Sustainable US Thematic Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, the period from January 1, 2022 to June 30, 2022, and for each of the two years in the period ended December 31, 2021 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, the period from January 1, 2022 to June 30, 2022, and for each of the two years in the period ended December 31, 2021, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included

ABFunds.com	AB Sustainable US Thematic Portfolio 25

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 26, 2025

26 AB Sustainable US Thematic Portfolio	ABFunds.com

2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2025. For corporate shareholders 32.8% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 43.1% of dividends paid as qualified dividend income. The Fund designates $13,264,785 of dividends paid as long-term capital gain dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

ABFunds.com	AB Sustainable US Thematic Portfolio 27

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Sustainable US Thematic Portfolio (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to

28 AB Sustainable US Thematic Portfolio	ABFunds.com

performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal under-

ABFunds.com	AB Sustainable US Thematic Portfolio 29

writer (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

30 AB Sustainable US Thematic Portfolio	ABFunds.com

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall

ABFunds.com	AB Sustainable US Thematic Portfolio 31

mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

32 AB Sustainable US Thematic Portfolio	ABFunds.com

AB SUSTAINABLE US THEMATIC PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

SUT-0151-0625

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 29, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	August 29, 2025